PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2022
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of change in decommissioning liabilities
The following table presents the change in the decommissioning liabilities for Brookfield Renewable:

(MILLIONS)	2022	2021
Balance, beginning of the year	$668	$645
Acquisitions through business combinations	54	99
Disposal	(1)	(12)
Accretion	15	13
Changes in estimates	(245)	(69)
Foreign exchange	(12)	(8)
Balance, end of the year	$479	$668